FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 22, 2019	Sep. 30, 2019	Jul. 30, 2019
Schedule of Held-to-maturity Securities [Line Items]
Assets held in trust account	$ 139,188,838	$ 139,158,500				$ 138,414,479
Assets:
Fair Value		0				0		$ 0	$ 0
Liabilities:
Warrant liability	12,330,000	3,452,400	$ 2,548,200	$ 2,383,800	$ 1,027,500	1,972,800	$ 1,356,300
Cash
Schedule of Held-to-maturity Securities [Line Items]
Assets held in trust account	0.33	5,563				220
U.S. Treasury Securities (Matured on 01/07/2021)
Schedule of Held-to-maturity Securities [Line Items]
Assets held in trust account		139,152,937
US Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Assets held in trust account						138,414,259
Investments - U.S. Treasury Securities Money Market Fund
Assets:
Amortized Cost	$ 139,188,837.90	139,152,937
Private Placement Warrants
Schedule of Held-to-maturity Securities [Line Items]
Warrant outstanding	4,110,000
Liabilities:
Warrant liability	$ 12,330,000	3,452,400		$ 3,500,000		1,972,800	$ 1,400,000
Level 1 | Liquid Treasury Money Market Fund [Member] | Recurring
Assets:
Amortized Cost	139,188,838
Gross Holdings Gains	0
Fair Value	139,188,838
Level 1 | U.S. Treasury Securities (Matured on 01/07/2021) | Recurring
Assets:
Amortized Cost		139,152,937
Gross Holdings Gains		2,063
Fair Value		139,155,000
Level 1 | US Treasury Securities [Member] | Recurring
Assets:
Amortized Cost						138,414,259
Gross Holdings Gains						26,719
Fair Value						138,440,978
Level 3 | Warrant Liability | Recurring
Liabilities:
Warrant liability	12,330,000	3,452,400
Level 3 | Private Placement Warrants | Recurring
Liabilities:
Warrant liability		3,452,400				$ 1,972,800
Level 3 | Convertible Promissory Notes - Related Party | Recurring
Liabilities:
Warrant liability	$ 1,350,000	$ 500,000